As filed with the Securities and Exchange Commission on November 14, 2011

1933 Act File No. 333-168040
1940 Act File No. 811-22436

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
POST-EFFECTIVE AMENDMENT NO. 3
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 6

ENTREPRENEURSHARES SERIES TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

40 GROVE STREET
WELLESLEY SQUARE, MASSACHUSETTS 02482
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE  (800) 287-9469

DR. JOEL M. SHULMAN
WESTON CAPITAL ADVISORS, LLC
40 GROVE STREET
WELLESLEY SQUARE, MASSACHUSETTS 02482
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARC T. FOSTER, ESQ.

CLEARSPIRE LAW CO., PLLC

1747 PENNSYLVANIA AVENUE, NW

SUITE 200

WASHINGTON, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wellesley and State of Massachusetts on the 14th day of November, 2011.

ENTREPRENEURSHARES SERIES TRUST
(Registrant)

By: /s/ Joel Shulman
Joel Shulman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 14, 2011 by the following persons in the capacities indicated.

Name	Title
/s/ Joel Shulman Joel Shulman	President (Principal Executive Officer) and Trustee
/s/ Dave Cragg Dave Cragg	Vice President, Secretary and Treasurer (Principal Financial and Accounting Officer)
/s/ Thomas Stallkamp Thomas Stallkamp	Trustee
/s/ George Berbeco George Berbeco	Trustee
/s/ Stephen Sohn Stephen Sohn	Trustee

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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